SCHEDULE OF INVENTORIES (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Currency translation adjustment	$ 43
Inventory write-down	$ 759